Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation

Note 13—Stock-Based Compensation

All share and per share amounts within this note have been retroactively adjusted for the three-for-two stock split.

Certain employees, directors, and consultants have been granted fixed equity options to buy shares of Torchmark stock at the market value of the stock on the date of grant, under the provisions of the Torchmark stock option plans. The options are exercisable during the period commencing from the date they vest until expiring according to the terms of the grant. Options generally expire the earlier of employee termination or option contract term, which ranges from seven to eleven years. Employee and consultant stock options generally vest one-half in two years and one-half in three years. Director grants generally vest in six months. Stock options awarded in connection with compensation deferrals by certain directors and executives generally vest over a range of ten years. Beginning in 2011, with the approval by Shareholders of the Torchmark Corporation 2011 Incentive Plan, some employee grants vest one-fourth over two years and the remaining three-fourths vest one-fourth over each of the next three years. All employee options vest immediately upon retirement on or after the attainment of age 65. Torchmark generally issues shares for the exercise of stock options from treasury stock. The Company generally uses the proceeds from option exercises to buy shares of Torchmark common stock in the open market to reduce the dilution from option exercises.

An analysis of shares available for grant is as follows:

	Available for Grant
	2011	2010	2009
Balance at January 1	255,263	1,724,540	3,205,209
Approval of Torchmark Corporation 2011 Incentive Plan*	7,950,000
Cancellation of available shares from prior plans	(229,333)	0	0
Expired and forfeited during year	0	26,269	37,500
Options granted during year	(1,338,013)	(1,358,175)	(1,393,275)
Restricted stock granted under the Torchmark Corporation 2011 Incentive Plan (counted as 3.1 options per grant)*	(519,558)
Restricted stock and restricted stock units granted during the year under previous plans	(19,017)	(137,371)	(124,894)

Balance at December 31	6,099,342	255,263	1,724,540

* Plan allows for grant of restricted stock such that each stock grant reduces 3.1 options available for grant

A summary of stock compensation activity for each of the years in the three years ended December 31, 2011 is presented below:

	2011	2010	2009
Stock-based compensation expense recognized*	$14,954	$11,848	$9,860
Tax benefit recognized	5,234	4,147	3,451
Weighted-average grant-date fair value of options granted	15.48	10.35	3.67
Intrinsic value of options exercised	40,991	12,102	1,088
Cash received from options exercised	162,613	37,863	4,430
Actual tax benefit received from exercises	14,347	4,236	381

* No stock-based compensation expense was capitalized in any period.

An analysis of option activity for each of the three years ended December 31, 2011 is as follows:

	2011		2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding-beginning of year	15,185,729	$34.09	15,509,978	$34.04	14,581,461	$35.60
Granted	1,338,013	44.37	1,358,175	30.86	1,393,275	16.03
Exercised	(4,829,892)	33.67	(1,273,598)	29.73	(189,258)	23.41
Expired and forfeited	(73,425)	39.17	(408,826)	35.05	(275,500)	32.88
Adjustment due to 7/1/11 stock split	(32)	32.96	0	0.00	0	0.00

Outstanding-end of year	11,620,393	$35.42	15,185,729	$34.09	15,509,978	$34.04

Exercisable at end of year	8,265,818	$36.28	11,830,076	$36.10	12,384,363	$34.98

A summary of restricted stock and restricted stock units granted during each of the years in the three year period ended December 31, 2011 is presented in the table below. Restricted stock holders are entitled to dividends on the stock and holders of restricted stock units are entitled to dividend equivalents. Executive grants vest over five years and director grants vest over six months.

	2011	2010	2009
Executives restricted stock:
Shares	167,250	112,500	113,250
Price per share	$44.39	$30.87	$15.67
Aggregate value	$7,424	$3,473	$1,774
Percent vested as of 12/31/11	0%	20%	40%

Directors restricted stock:
Shares	6,303	9,423	1,810
Price per share	$40.45	$30.85	$29.93
Aggregate value	$255	$291	$54
Percent vested as of 12/31/11	100%	100%	100%

Directors restricted stock units (including dividend equivalents):
Shares	13,063	15,443 *	9,831
Price per share	$40.49	$29.95	$29.76
Aggregate value	$529	$463	$293
Percent vested as of 12/31/11	100%	100%	100%

* 2,013 shares at $29.84 per share were later forfeited in 2010.

An analysis of unvested restricted stock is as follows:

	Executives Restricted Stock	Directors Restricted Stock	Total

2009:
Balance at January 1, 2009	117,450	0	117,450
Grants	113,250	1,810	115,060
Restriction lapses	(27,450)	(1,810)	(29,260)

Balance at December 31, 2009	203,250	0	203,250

2010:
Grants	112,500	9,423	121,923
Restriction lapses	(71,100)	(9,423)	(80,523)
Forfeitures	(7,500)	0	(7,500)

Balance at December 31, 2010	237,150	0	237,150

2011:
Grants	167,250	6,303	173,553
Restriction lapses	(72,600)	(6,303)	(78,903)
Forfeitures	(4,800)	0	(4,800)

Balance at December 31, 2011	327,000	0	327,000

Restricted stock units outstanding at each of the year ends 2011, 2010, and 2009, were 42,938, 29,872, and 14,426, respectively. Restricted stock units are only available to directors, and are not converted to shares until the director’s retirement, death, or disability. There were no unvested director restricted shares outstanding at the end of any of the years 2009 through 2011. Director restricted stock and restricted stock units are generally granted on the first working day of the year and vest in six months. Dividend equivalents are earned on restricted stock units only. They are granted in the form of additional restricted stock units and vest immediately upon grant.

Additional information about Torchmark’s stock-based compensation as of December 31, 2011 and 2010 is as follows:

	2011	2010
Outstanding options:
Weighted-average remaining contractual term (in years)	2.95	2.85
Aggregate intrinsic value	$94,270	$94,086

Exercisable options:
Weighted-average remaining contractual term (in years)	1.89	2.16
Aggregate intrinsic value	$59,097	$49,810

Unrecognized compensation*	$30,299	$17,077
Weighted average period of expected recognition (in years)*	1.68	1.33

*	Includes restricted stock

Additional information concerning Torchmark’s unvested options is as follows at December 31:

	2011	2010
Number of shares outstanding	3,354,575	3,355,653
Weighted-average exercise price (per share)	$33.30	$27.01
Weighted-average remaining contractual term (in years)	5.55	5.28
Aggregate intrinsic value	$35,173	$44,276

Torchmark expects that substantially all unvested options will vest.

The following table summarizes information about stock options outstanding at December 31, 2011.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$15.67 - $15.67	1,086,231	4.13	$15.67	431,969	$15.67
22.03 - 30.40	1,244,673	1.85	28.49	1,226,486	28.50
30.87 - 36.33	1,401,238	4.86	31.11	71,188	35.51
36.51 - 36.51	1,859,229	0.34	36.51	1,859,229	36.51
36.70 - 37.20	1,005,845	1.05	37.00	994,084	37.00
37.49 - 40.45	1,134,413	2.97	37.69	1,125,948	37.68
41.79 - 41.79	1,270,873	3.13	41.79	1,270,873	41.79
42.47 - 43.06	1,130,041	1.99	42.78	1,130,041	42.78
44.39 - 45.45	1,487,850	6.32	44.50	156,000	45.45

$15.67 - $45.45	11,620,393	2.95	$35.42	8,265,818	$36.28

No equity awards were cash settled during the three years ended December 31, 2011.